Subsidiary undertakings, joint ventures and associates (Tables)	12 Months Ended
Mar. 31, 2026
Interests In Other Entities [Abstract]
Disclosure of interests in subsidiaries, joint ventures and associates	Incorporated in England and Wales
Registered office:
1–3 Strand, London, WC2N 5EH, UK
Birch Sites Limited
Carbon Sentinel Limited
Icelink Interconnector Limited
Lattice Group Limited
NatgridTW1 Limited
National Grid (US) Holdings Limited
National Grid (US) Investments 4 Limited
National Grid (US) Partner 1 Limited
National Grid Carbon Limited
National Grid Commercial Holdings Limited
National Grid Continental Limited
National Grid Distributed Energy Limited
National Grid Electricity Group Trustee Limited
National Grid Electricity Transmission plc
National Grid Energy Metering Limited
National Grid Holdings Limited
National Grid Holdings One plc
National Grid Hydrogen Limited
National Grid IFA 2 Limited
National Grid Interconnector Holdings Limited
National Grid Interconnectors Limited
National Grid International Limited
National Grid Lion Link Limited
National Grid Nautilus Limited
National Grid North Sea Link Limited
National Grid Offshore Limited
National Grid Partners Limited
National Grid Plus Limited
National Grid Property Holdings Limited
National Grid Twelve Limited
National Grid Twenty Eight Limited
National Grid Twenty Seven Limited
National Grid UK Limited
National Grid Ventures Limited
National Grid Viking Link Limited
National Grid William Limited
NGG Finance plc
Ngrid Intellectual Property Limited
Port Greenwich Limited
Registered Address:
Avonbank, Feeder Road, Bristol, BS2 0TB, United Kingdom
Central Networks Trustees Limited [a]
Kelston Properties 2 Limited
National Grid Electricity Distribution (East Midlands) plc
National Grid Electricity Distribution (South Wales) plc
National Grid Electricity Distribution (South West) plc
National Grid Electricity Distribution (West Midlands) plc
National Grid Electricity Distribution Generation Limited
National Grid Electricity Distribution Holdings Limited
National Grid Electricity Distribution Investments Limited
National Grid Electricity Distribution Midlands Limited
National Grid Electricity Distribution Network Holdings Limited
National Grid Electricity Distribution plc
National Grid Electricity Distribution Property Investments Limited
National Grid Helicopters Limited
National Grid Telecoms Limited
South Wales Electricity Share Scheme Trustees Limited
Western Power Pension Trustee Limited
WPD WEM Holdings Limited
WPD WEM Limited
34. Subsidiary undertakings, joint arrangements and associates cont.
Registered Address:
Netley Old Hall Farm, Dorrington, Shrewsbury, United Kingdom, SY5 7JY
Sheet Road Management Company Limited (51%)
Registered Address:
Shire Hall, PO Box 9, Warwick, CV34 4RL, United Kingdom
Warwick Technology Park Management Company (No.2) Limited (60.56%)
In liquidation
Registered Address:
C/O Interpath Ltd, 10 Fleet Place, London, EC4M 7RB
NGC Employee Shares Trustee Limited
Incorporated in the US
Registered Address:
Corporation Service Company, 251 Little Falls Drive, Wilmington DE 19808, United States
Doorstep Community LLC [b]
Granite State Power Link LLC [b]
KeySpan CI Midstream Limited
KeySpan Energy Services Inc.
KeySpan International Corporation
KeySpan MHK, Inc.
KeySpan Midstream, Inc.
KSI Contracting, LLC [b]
KSI Electrical, LLC [b]
KSI Mechanical, LLC [b]
Metrowest Realty LLC [b]
National Grid Development Holdings Corp.
National Grid Glenwood Energy Center LLC [b]
National Grid LNG LLC [b]
National Grid North America Inc.
National Grid Partners LLC [b]
National Grid Port Jefferson Energy Center LLC [b]
National Grid Renewables, LLC [b]
National Grid Services Inc.
National Grid US LLC [b]
National Grid USA [c]
NGNE LLC [b]
NGV H2 Generation LLC [b]
NGV H2 Holdings LLC [b]
NGV OSW Holdings, LLC [b]
NGV US Distributed Energy Inc.
NGV US Transmission Inc.
NGV US, LLC [b]
Niagara Mohawk Energy, Inc.
North East Transmission Co., Inc.
Opinac North America, Inc.
Philadelphia Coke Co., Inc.
Registered Address:
Corporation Service Company, 80 State Street, Albany NY 12207-2543, United States
Grid NY LLC [b]
KeySpan Energy Corporation
KeySpan Gas East Corporation [c]
KeySpan Plumbing Solutions, Inc.
Land Management & Development, Inc.
Landwest, Inc.
National Grid Electric Services LLC [b]
National Grid Energy Trading Services LLC [b]
National Grid Engineering & Survey Inc.
National Grid Generation LLC [b]
National Grid Generation Ventures LLC [b]
National Grid IGTS Corp.
National Grid Partners Inc.
Niagara Mohawk Holdings, Inc.
Niagara Mohawk Power Corporation [c]
NM Properties, Inc.
Port of the Islands North, LLC [b]
The Brooklyn Union Gas Company [c]
Upper Hudson Development, Inc.
Registered Address:
Corporation Service Company, 84 State Street, Boston MA 02109, United States
Boston Gas Company
EUA Energy Investment Corporation
Massachusetts Electric Company [c]
Nantucket Electric Company
National Grid NE Holdings 2 LLC [b]
National Grid USA Service Company, Inc.
NEES Energy, Inc.
New England Energy Incorporated
New England Hydro Finance Company, Inc. (53.704%)
New England Hydro-Transmission Electric Company, Inc. (53.704%)
New England Power Company [c]
Transgas Inc.
Wayfinder Group, Inc.
34. Subsidiary undertakings, joint arrangements and associates cont.
Registered Address:
Corporation Trust Company, 1209 Orange Street, Wilmington DE 19801, United States
Mystic Steamship Corporation
Registered Address:
100 Bank Street, Suite 630, Burlington, Chittenden County VT 05401, United States
National Grid Insurance USA Ltd
Registered Address:
Corporation Service Company, 10 Ferry Street S313, Concord NH 03301, United States
Broken Bridge Corp.
New England Electric Transmission Corporation
New England Hydro-Transmission Corporation (53.704%)
Registered Address:
Corporation Service Company, 222 Jefferson Boulevard, Suite 200, Warwick RI 02888, United States
Newport America Corporation
Incorporated in the Isle of Man
Registered office:
Third Floor, St George’s Court, Upper Church Street, Douglas, IM1 1EE, Isle of Man, UK
National Grid Insurance Company (Isle of Man) Limited
Incorporated in Luxembourg
Registered office:
412F, Route d’Esch, L-2086, Luxembourg, Grand Duchy of Luxembourg
National Grid Luxembourg SARL
Incorporated in Singapore
Registered office:
9 Raffles Place, #26-01, Republic Plaza, Singapore 048619
NG Holdings Two PTE. Ltd*
*Entity is tax resident in the UK
Joint ventures
A list of the Group’s joint ventures as at 31 March 2026 is given below. All joint ventures are included in the Group’s financial statements using the equity method of accounting.
Incorporated in England and Wales

Company Name	Registered Office Address	Comments
BritNed Development Limited (50%)	1–3 Strand, London, WC2N 5EH, UK.	National Grid Interconnector Holdings Limited owns 284,500,000 €0.20 C Ordinary shares and one £1.00 Ordinary A share.
National Places LLP (50%)	C/O Bdo Llp 5 Temple Square, Temple Street, Liverpool, L2 5RH, UK.	In liquidation.
Nemo Link Limited (50%)	1–3 Strand, London, WC2N 5EH, UK.	National Grid Interconnector Holdings Limited owns 121,140,801 €1.00 Ordinary shares.
Incorporated in the US

Company Name	Registered Office Address
Community Offshore Wind, LLC (27.27%) [b]	The Corporation Trust Company, Corporation Trust Center, 1209 Orange Street, Wilmington DE 19801, USA.
LI Energy Storage System, LLC (50%) [b]	Corporation Service Company, 251 Little Falls Drive, Wilmington, DE 19808, USA.
LI Solar Generation, LLC (50%) [b]	Corporation Service Company, 251 Little Falls Drive, Wilmington, DE 19808, USA.
Joint operations
A list of the Group’s incorporated joint operations as at 31 March 2026 is given below. All joint operations are included in the Group’s financial statements under IFRS 11 Joint arrangements.
Incorporated in England and Wales

Company Name	Registered Office Address	Comments
Eastern Green Link 1 Limited (50%)	1–3 Strand, London, WC2N 5EH, UK.	National Grid Electricity Transmission plc owns 50 £1.00 A Ordinary shares.
Eastern Green Link 2 Limited (50%)	No.1 Forbury Place, 43 Forbury Road, Reading, RG1 3JH, UK.	National Grid Electricity Transmission plc owns 250,000 £1.00 B Ordinary shares.
Eastern Green Link 3 Limited (50%)	No.1 Forbury Place, 43 Forbury Road, Reading, RG1 3JH, UK.	National Grid Electricity Transmission plc owns 250,000 £1.00 B Ordinary shares.
Eastern Green Link 4 Limited (50%)	1–3 Strand, London, WC2N 5EH, UK.	National Grid Electricity Transmission plc owns 50 £1.00 A Ordinary shares.
NGET/SPT Upgrades Limited (50%)	1–3 Strand, London, WC2N 5EH, UK.	National Grid Electricity Transmission plc owns 50 £1.00 A Ordinary shares.
34. Subsidiary undertakings, joint arrangements and associates cont.
Associates
A list of the Group’s associates as at 31 March 2026 is given below. Unless otherwise stated, all associates are included in the Group’s financial statements using the equity method of accounting.
Incorporated in England and Wales

Company Name	Registered Office Address	Comments
Joint Radio Company Limited (25%)	Friars House, Manor House Drive, Coventry, CV1 2TE, UK.	National Grid Electricity Transmission plc owns one £0.50 A Ordinary share.
Incorporated in the US

Company Name	Registered Office Address
Clean Line Energy Partners LLC (32%) [b]	The Corporation Trust Company, Corporation Trust Center, 1209 Orange Street, Wilmington DE 19801, USA.
Connecticut Yankee Atomic Power Company (19.5%)	c/o Shae Hemingway, 362 Injun Hollow Road, East Hampton CT 06424-3099, USA.
Direct Global Power Inc. (26%)	The Corporation Trust Company, 1209 Orange Street, Wilmington DE 19801, USA.
Energy Impact Fund LP (9.41%) [d]	Harvard Business Services, Inc., 16192 Coastal Highway, Lewes DE 19958, USA.
KHB Venture LLC (33.33%) [b]	c/o de maximis, inc., 135 Beaver Street, 4th Floor, Waltham MA 02452, USA.
Maine Yankee Atomic Power Company (24%)	Joseph D Fay, 321 Old Ferry Road, Wiscasset ME 04578, USA.
New York Transco LLC (28.3%) [b]	Corporation Service Company, 80 State Street, Albany NY 12207-2543, USA.
Yankee Atomic Electric Company (34.5%)	Karen Sucharzewski, 49 Yankee Road, Rowe MA 01367, USA.
Other investments
A list of the Group’s other investments as at 31 March 2026 is given below.
Incorporated in England and Wales

Company Name	Registered Office Address
Energis plc (33.06%) – (in liquidation)	1 More London Place, London SE1 2AF, UK.
Electralink Limited (27.04%)	Third Floor, Northumberland House, 303–306 High Holborn, London, WC1V 7JZ, UK.

Disclosure of subsidiaries taking advantage of audit exemption under section 479A of Companies Act 2006	The following UK subsidiaries will take advantage of the audit exemption set out within section 479A of the Companies Act 2006 supported by guarantees issued by National Grid plc over their liabilities for the year ended 31 March 2026:

Company name	Company number
National Grid Holdings Limited	3096772
National Grid International Limited	2537092
National Grid (US) Holdings Limited	2630496
National Grid (US) Investments 4 Limited	3867128
National Grid (US) Partner 1 Limited	4314432